Note 6 - Intangible Assets - Acquired Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Amount	$ 54,438
Finite-Lived Intangible Asset, Useful Life	15 years 109 days
Customer Lists and Relationships [Member]
Amount	$ 32,322
Finite-Lived Intangible Asset, Useful Life	17 years 292 days
Franchise Rights [Member]
Amount	$ 2,449
Finite-Lived Intangible Asset, Useful Life	5 years 73 days
Trademarks and Trade Names [Member]
Amount	$ 4,615
Finite-Lived Intangible Asset, Useful Life	5 years 182 days
Other Intangible Assets [Member]
Amount	$ 15,052
Finite-Lived Intangible Asset, Useful Life	14 years 292 days